Future Impact of Recently Issued Accounting Standards not yet in Effect:	12 Months Ended
Dec. 31, 2025
Disclosure of voluntary change in accounting policy [abstract]
Future Impact of Recently Issued Accounting Standards not yet in Effect:	Future Impact of Recently Issued Accounting Standards not yet in Effect
The Company has not applied the following standards, amendments and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements. The Company intends to adopt these standards, if applicable, when they become effective.

26.1 Presentation and Disclosure in Financial Statements - IFRS 18
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. The amendments are effective for annual periods beginning on or after January 1, 2027, with early adoption permitted. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (“PFS”) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

The Company is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the consolidated financial statements. The initial expected material impacts on Company’s consolidated financial statements are, as follows:

Profit or loss

Foreign exchange differences will be classified consistently with the presentation of the transactions that give rise to such differences.
The Company has identified the following items will be classified into investing category:

•Share in the equity accounted investees, net of income taxes
•Impairment losses on equity investments

Likewise, the Company has preliminary determined that will need perform a further analysis on additional disclosures requirements regarding the aggregation of immaterial items label as “other” as the potential impact of the presentation of insurance expenses and recovery, both items are currently presented as part of other expenses and other income.

Balance sheet

The Company has preliminary concluded that no material changes are expected, however it will continue to analyze the new requirements, to assess if new items such as goodwill provides a useful structured summary or the current aggregation within intangible assets remains most useful.

Cash flows

The Company has preliminary conclude that there are no material changes related to amendments of IAS 7 Statement of cash flows as dividends paid and interest paid are currently presented as a financing activity and interest received and dividends received from Investments accounted for using the equity method are presented as an investing activity.

MPM

As of the day of these financial statements management is in the process of analyzing if the current management- defined performance measures (“MPM”) could be subject to the new disclosure requirements.

Early adoption is permitted for classification of financial assets and related disclosures only. The Company does not anticipate that the amendments will have a material effect on the Consolidated financial statements.

26.2 Amendments to the Classification and Measurement of Financial Instruments—Amendments to IFRS 9 and IFRS 7

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (the Amendments). The Amendments include:
•A clarification that a financial liability is derecognized on the “settlement date” and the introduction of an accounting policy choice (if specific conditions are met) to derecognized financial liabilities settled using an electronic payment system before the settlement date.
•Additional guidance on how the contractual cash flows for financial assets with environmental, social and corporate governance (“ESG”) and similar features should be assessed.
•Clarifications on what constitute “non-recourse features” and what are the characteristics of contractually linked instruments.
•The introduction of disclosures for financial instruments with contingent features and additional disclosure requirements for equity instruments classified at fair value through other comprehensive income (“OCI”).

The Amendments are effective for annual periods starting on or after 1 January 2026 with early adoption permitted for classification of financial assets and related disclosures only. The Company does not anticipate that the amendments will have a material effect on the Consolidated financial statements.

The Company is currently working in identifying all impacts the adoption of these standards will have on the consolidated financial statements and its related notes.